VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Attention: Division of Investment Management

RE: Mercury Funds II
Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A (Securities Act File No. 2-96219, Investment Company Act File No. 811-4182)

Ladies and Gentlemen:

	Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Mercury Funds II (the "Trust") hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 35 to the Trust's Registration Statement on Form N-1A; and

(2) the text of Post-Effective Amendment No. 35 to the Trust's Registration Statement onForm N-1A was filed electronically with the Securities and Exchange Commission on October 25, 2002.

Very truly yours,
Mercury Funds II


/s/ Phillip S. Gillespie

Phillip S. Gillespie
Secretary of the Trust